Employee benefits (Tables)	12 Months Ended
Dec. 31, 2016
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2016	2015	2016	2015
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Benefit obligations at January 1,	11,224	12,355	178	245

Service cost	249	267	1	1
Interest cost	280	305	6	8
Contributions by plan participants	74	76	—	—
Benefit payments	(596)	(614)	(11)	(15)
Benefit obligations of businesses acquired (divested)	(26)	—	—	—
Actuarial (gain) loss	375	(469)	(17)	(31)
Plan amendments and other	(76)	(141)	(10)	(27)
Exchange rate differences	(608)	(555)	—	(3)

Benefit obligation at December 31,	10,896	11,224	147	178

Fair value of plan assets at January 1,	9,743	10,465	—	—

Actual return on plan assets	659	(8)	—	—
Contributions by employer	270	243	11	15
Contributions by plan participants	74	76	—	—
Benefit payments	(596)	(614)	(11)	(15)
Plan amendments and other	(133)	—	—	—
Exchange rate differences	(524)	(419)	—	—

Fair value of plan assets at December 31,	9,493	9,743	—	—

Funded status — underfunded	(1,403)	(1,481)	(147)	(178)

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2016	2015	2014	2016	2015	2014
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Net actuarial (loss) gain	(2,237)	(2,383)	(2,765)	10	(8)	(39)
Prior service credit	108	127	2	31	33	16

Amount recognized in OCI(1) and NCI(2)	(2,129)	(2,256)	(2,763)	41	25	(23)

Taxes associated with amount recognized
in OCI and NCI	487	512	652	—	—	—

Amount recognized in OCI and NCI, net of tax(3)	(1,642)	(1,744)	(2,111)	41	25	(23)

(1)                 OCI represent “Accumulated other comprehensive loss”.

(2)                 NCI represents “Noncontrolling interests”.

(3)                 NCI, net of tax, amounted to $0 million, $0 million and $(3) million at December 31, 2016, 2015 and 2014, respectively.

Schedule of amounts recognized in balance sheet

	December 31,
	2016	2015	2016	2015
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Overfunded plans	68	42	—	—

Underfunded plans — current	(16)	(18)	(13)	(14)
Underfunded plans — non-current	(1,455)	(1,505)	(134)	(164)

Funded status - underfunded	(1,403)	(1,481)	(147)	(178)

	December 31,
($ in millions)	2016	2015
Non-current assets

Overfunded pension plans	68	42
Other employee-related benefits	22	26

Prepaid pension and other employee benefits	90	68

	December 31,
($ in millions)	2016	2015
Current liabilities

Underfunded pension plans	(16)	(18)
Underfunded other postretirement benefit plans	(13)	(14)
Other employee-related benefits	(30)	(34)

Pension and other employee benefits (see Note 13)	(59)	(66)

	December 31,
($ in millions)	2016	2015
Non-current liabilities

Underfunded pension plans	(1,455)	(1,505)
Underfunded other postretirement benefit plans	(134)	(164)
Other employee-related benefits	(245)	(255)

Pension and other employee benefits	(1,834)	(1,924)

Difference of PBO and fair value of plan assets

	December 31,
	2016			2015
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	9,892	8,420	(1,472)	10,413	8,890	(1,523)
Assets exceed PBO	1,004	1,073	69	811	853	42

Total	10,896	9,493	(1,403)	11,224	9,743	(1,481)

Difference of ABO and fair value of plan assets

	December 31,
	2016			2015
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	9,612	8,406	(1,206)	8,781	7,496	(1,285)
Assets exceed ABO	1,000	1,087	87	2,143	2,247	104

Total	10,612	9,493	(1,119)	10,924	9,743	(1,181)

Component of net periodic benefit cost

	2016	2015	2014	2016	2015	2014
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Service cost	249	267	243	1	1	1

Interest cost	280	305	409	6	8	10
Expected return on plan assets	(402)	(456)	(481)	—	—	—
Amortization of prior service cost (credit)	40	38	27	(12)	(9)	(9)
Amortization of net actuarial loss	85	112	102	—	1	—
Curtailments, settlements and special termination benefits	41	20	1	—	—	—

Net periodic benefit cost	293	286	301	(5)	1	2

Weighted-average assumptions, Benefit obligation

	December 31,
	2016	2015	2016	2015
	Defined pension		Other postretirement
(in %)	benefits		benefits
Discount rate	2.3	2.6	3.3	3.6

Rate of compensation increase	1.7	1.5	—	—
Rate of pension increase	1.0	0.9	—	—

Weighted-average assumptions, Net periodic benefit cost

	2016	2015	2014	2016	2015	2014
	Defined pension			Other postretirement
(in %)	benefits			benefits
Discount rate	2.6	2.6	3.6	3.6	3.5	4.2
Expected long-term rate of return on plan assets	4.3	4.6	4.6	—	—	—
Rate of compensation increase	1.5	1.7	1.8	—	—	—

Health care cost trend assumptions

	December 31,
	2016	2015
Health care cost trend rate assumed for next year	7.3%	7.7%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2028	2028

One-percentage-point change in assumed health care cost trend rates
	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	—
Effect on postretirement benefit obligation	9	(8)

Target asset allocation on weighted-average basis
(in %)	Target
Asset class
Equity	22
Fixed income	59
Real estate	12
Other	7

100

Fair value of pension plan assets by asset category

	December 31, 2016
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Asset class

Equity
Equity securities	244	—	—	244
Mutual funds/commingled funds	—	1,610	—	1,610
Emerging market mutual funds/commingled funds	—	337	—	337
Fixed income
Government and corporate securities	449	909	—	1,358
Government and corporate—mutual funds/commingled funds	—	3,446	—	3,446
Emerging market bonds—mutual funds/commingled funds	—	692	—	692
Real estate	—	33	1,116	1,149
Insurance contracts	—	99	—	99
Cash and short-term investments	260	104	—	364
Private equity	—	—	114	114
Hedge funds	—	—	13	13
Commodities	—	67	—	67

Total	953	7,297	1,243	9,493

	December 31, 2015
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Asset class

Equity
Equity securities	364	—	—	364
Mutual funds/commingled funds	—	1,633	—	1,633
Emerging market mutual funds/commingled funds	—	328	—	328
Fixed income
Government and corporate securities	587	949	—	1,536
Government and corporate—mutual funds/commingled funds	—	3,257	—	3,257
Emerging market bonds—mutual funds/commingled funds	—	669	—	669
Real estate	—	74	1,106	1,180
Insurance contracts	—	121	—	121
Cash and short-term investments	160	219	—	379
Private equity	—	—	123	123
Hedge funds	—	—	94	94
Commodities	—	59	—	59

Total	1,111	7,309	1,323	9,743

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

	Private	Hedge	Real	Total
($ in millions)	equity	funds	estate	Level 3
Balance at January 1, 2015	136	93	842	1,071

Return on plan assets
Assets still held at December 31, 2015	(9)	1	54	46
Assets sold during the year	20	(1)	(1)	18
Purchases (sales)	(24)	—	215	191
Exchange rate differences	—	1	(4)	(3)

Balance at December 31, 2015	123	94	1,106	1,323

Return on plan assets

Assets still held at December 31, 2016	(9)	—	82	73
Assets sold during the year	15	(4)	—	11
Purchases (sales)	(13)	(77)	(1)	(91)
Transfers into Level 3	1	—	(3)	(2)
Exchange rate differences	(3)	—	(68)	(71)

Balance at December 31, 2016	114	13	1,116	1,243

Schedule of employer contributions to pension and other postretirement benefit plans

	2016	2015	2016	2015
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Total contributions to defined benefit pension and
other postretirement benefit plans	270	243	11	15
Of which, discretionary contributions to defined benefit pension plans	15	31	—	—

Expected future cash flows of pension and postretirement benefit plans

The expected future cash flows to be paid by the Company’s plans in respect of pension and other postretirement benefit plans at December 31, 2016, are as follows:

	Defined	Other
	pension	postretirement
($ in millions)	benefits	benefits
2017	593	13
2018	598	13
2019	578	13
2020	585	12
2021	563	12
Years 2022 - 2026	2,718	51